SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Consideration payable to selling stockholder	$ 9,480	$ 8,840
Accrued government taxes	9,127	5,068
Accrued interest	2,304	2,047
Accrued salaries and benefits	592	657
Accruals to social agencies	637	669
Other accrued expenses	454	322
Total	$ 22,594	$ 17,603